Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of maturity analysis of operating lease payments [Table Text Block]
	2017	2016
Within one year	$5,682	$5,591
After one year but not more than five years	12,291	12,606
More than five years	1,781	442

	$19,754	$18,639
Payments recognized in operating expenses:
	2017	2016
Minimum lease payments	$4,972	$4,575

	$4,972	$4,575